Warrants (Details) - Schedule of fair value of the tradeable warrants and non tradeable warrants	1 Months Ended
Dec. 31, 2020 shares
Warrants (Details) - Schedule of fair value of the tradeable warrants and non tradeable warrants [Line Items]
In issue at Dec 4, 2020	10,375,000
Exercise of warrants	(445,861)
In issue at Dec 31, 2020	9,929,139
Tradeable No. of warrants [Member]
Warrants (Details) - Schedule of fair value of the tradeable warrants and non tradeable warrants [Line Items]
In issue at Dec 4, 2020	7,139,108
Exercise of warrants	(445,861)
In issue at Dec 31, 2020	6,693,247
Non-tradeable No. of warrants [Member]
Warrants (Details) - Schedule of fair value of the tradeable warrants and non tradeable warrants [Line Items]
In issue at Dec 4, 2020	3,235,892
Exercise of warrants
In issue at Dec 31, 2020	3,235,892